Dividends	12 Months Ended
Aug. 31, 2020
Dividends [Abstract]
Dividends

20. DIVIDENDS

Common share dividends

The holders of Class A Shares and Class B Non-Voting Shares are entitled to receive such dividends as the Board of Directors determines to declare on a share-for-share basis, as and when any such dividends are declared or paid. The holders of Class B Non-Voting Shares are entitled to receive during each dividend period, in priority to the payment of dividends on the Class A Shares, an additional dividend amount of $0.0025 per share per annum. This additional dividend amount is subject to proportionate adjustment in the event of future consolidations or subdivisions of shares and in the event of any issue of shares by way of stock dividend. After payment or setting aside for payment of the additional non-cumulative dividends on the Class B Non-Voting Shares, holders of Class A Shares and Class B Non-Voting Shares participate equally, share for share, as to all subsequent dividends declared.

Preferred share dividends

Holders of the Series A Preferred Shares were entitled to receive, as and when declared by the Company’s Board of Directors, a cumulative quarterly fixed dividend yielding 4.50% annually for the initial period ending June 30, 2016. Commencing June 30, 2016, the dividend rate was reset to 2.791% for the five year period ending June 30, 2021. Thereafter, the dividend rate will be reset every five years at a rate equal to the then current 5-year Government of Canada bond yield plus 2.00%. Holders of Series A Preferred Shares had the right, at their option, to convert their shares into Series B Preferred Shares, subject to certain conditions, on June 30, 2016 and on June 30 every five years thereafter, with the next conversion date being June 30, 2021.

On June 30, 2016, 1,987,607 Series A Preferred Shares were converted into an equal number of Series B Preferred Shares. The Series B Preferred Shares also represent a series of Class 2 preferred shares and holders will be entitled to receive cumulative quarterly dividends, as and when declared by the Company’s Board of Directors, at a rate set quarterly equal to the then current three-month Government of Canada Treasury Bill yield plus 2.00%. The floating quarterly dividend rate for the Series B Preferred Shares were set as follows:

Period	Annual Dividend Rate
June 30, 2016 to September 29, 2016	2.539%
September 30, 2016 to December 30, 2016	2.512%
December 31, 2016 to March 30, 2017	2.509%
March 31, 2017 to June 29, 2017	2.480%
June 30, 2017 to September 29, 2017	2.529%
September 30, 2017 to December 30, 2017	2.742%
December 31, 2017 to March 30, 2018	2.872%
March 31, 2018 to June 29, 2018	3.171%
June 30, 2018 to September 29, 2018	3.300%
September 30, 2018 to December 30, 2018	3.509%
December 31, 2018 to March 30, 2019	3.713%
March 31, 2019 to June 29, 2019	3.682%
June 30, 2019 to September 29, 2019	3.687%
September 30, 2019 to December 30, 2019	3.638%
December 31, 2019 to March 30, 2020	3.652%
March 31, 2020 to June 29, 2020	3.638%
June 30, 2020 to September 29, 2020	2.255%
September 30, 2020 to December 30, 2020	2.149%

Dividend reinvestment plan

The Company has a DRIP that allows holders of Class A Shares and Class B Non-Voting Shares who are residents of Canada and, effective December 16, 2016, the United States, to automatically reinvest monthly cash dividends to acquire additional Class B Non-Voting Shares. As at and for the year ended August 31, 2019 and for the two-month period ended October 30, 2019, Class B Non-Voting Shares distributed under the Company’s DRIP were new shares issued from treasury at a 2% discount from the 5 day weighted average market price immediately preceding the applicable dividend payment date.

On October 25, 2019, in accordance with the terms of its DRIP, the Company announced that in lieu of issuing shares from treasury, it will satisfy its share delivery obligations under the DRIP by purchasing Class B Non-Voting Shares on the open market. In addition, the Company reduced its discount from 2% to 0% for the Class B Non-Voting Shares delivered under the DRIP. These changes to the DRIP applied to the dividends payable on November 28, 2019 to shareholders of record on November 15, 2019 and all other dividends payable thereafter.

Dividends declared

The dividends per share recognized as distributions to common shareholders for dividends declared during the year ended August 31, 2020 and 2019 are as follows:

2020		2019
Class A Voting Share	Class B Non-Voting Share	Class A Voting Share	Class B Non-Voting Share
1.1825	1.1850	1.1825	1.1850

The dividends per share recognized as distributions to preferred shareholders for dividends declared during the year ended August 31, 2020 and 2019 are as follows:

2020		2019
Series A Preferred Share	Series B Preferred Share	Series A Preferred Share	Series B Preferred Share
0.6978	0.8240	0.6978	0.9119

On July 10, 2020, the Company declared dividends of $0.17444 per Series A Preferred Share and $0.14094 per Series B Preferred Share which were paid on September 30, 2020. The total amount paid was $2 of which $1 was not recognized as at August 31, 2020.

On October 30, 2020, the Company declared dividends of $0.098542 per Class A Share and $0.09875 per Class B Non-Voting Share payable on each of December 30, 2020, January 28, 2021 and February 25, 2021 to shareholders of record at the close of business on December 15, 2020, January 15, 2021 and February 15, 2021, respectively.

On October 30, 2020, the Company declared dividends of $0.17444 per Series A Preferred Share and $0.13431 per Series B Preferred Share payable on December 31, 2020 to holders of record at the close of business on December